Average Annual Total Returns - Goldman Sachs ActiveBeta_R International Equity ETF	Goldman Sachs ActiveBeta_R International Equity ETF 1 Year	Goldman Sachs ActiveBeta_R International Equity ETF 5 Years	Goldman Sachs ActiveBeta_R International Equity ETF Since Inception	Goldman Sachs ActiveBeta_R International Equity ETF Inception Date	Goldman Sachs ActiveBeta_R International Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs ActiveBeta_R International Equity ETF Return After Taxes on Distributions 5 Years	Goldman Sachs ActiveBeta_R International Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs ActiveBeta_R International Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs ActiveBeta_R International Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Goldman Sachs ActiveBeta_R International Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs ActiveBeta® International Equity Index (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs ActiveBeta® International Equity Index (reflects no deduction for fees or expenses) 5 Years	Goldman Sachs ActiveBeta® International Equity Index (reflects no deduction for fees or expenses) Since Inception	MSCI World ex USA Index (Net, Unhedged, USD; reflects no deduction for fees or expenses) 1 Year	MSCI World ex USA Index (Net, Unhedged, USD; reflects no deduction for fees or expenses) 5 Years	MSCI World ex USA Index (Net, Unhedged, USD; reflects no deduction for fees or expenses) Since Inception
Total	7.99%	8.00%	7.53%	Nov. 06, 2015	7.49%	7.40%	6.90%	4.96%	6.21%	5.80%	8.07%	8.07%	7.61%	7.56%	7.63%	7.00%